Intangible Assets	12 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible Assets

Note 6. Intangible Assets

	Gamma Linolenic Acid (“GLA’) assets and licensing rights to Arachidonic Acid (“ARA”)	SPC® technology	Customer relationship	Software License	Total Intangible Assets
As of December 31, 2020
Cost	-	-	-	-
Accumulated Amortization	-	-	-	-	-
Net book amount	$-	-	-	-	$-

Year ended June 30, 2021
Opening net book amount	-	-	-	-	-
Additions	3,000,000	1,598,930	-	-	4,598,930
Closing net book amount	$3,000,000	1,598,930	-	-	$4,598,930

As of June 30, 2021
Cost	3,000,000	1,598,930	-	-	4,598,930
Accumulated Amortization	-	-	-	-	-
Net book amount	$3,000,000	1,598,930	-	-	$4,598,930

Year ended June 30, 2022
Opening net book amount	3,000,000	1,598,930	-	-	$4,598,930
Closing net book amount	3,000,000	1,598,930	-	-	$4,598,930

As of June 30, 2022
Cost	3,000,000	1,598,930	-	-	4,598,930
Accumulated Amortization	-	-	-	-	-
Net book amount	3,000,000	1,598,930	-	-	4,598,930

Year ended June 30, 2023
Opening net book amount	3,000,000	1,598,930	-	-	4,598,930
Additions	101,033	63,329	-	-	164,362
Acquisitions through business combinations	-	-	3,819,009	5,045	3,824,054
Effect of changes in foreign exchange rates	-	-	26,235	34	26,269
Amortization (i)	-	-	(93,247)	(1,270)	(94,517)
Closing net book amount	$3,101,033	1,662,259	3,751,997	3,809	$8,519,098

As of June 30, 2023
Cost	3,101,033	1,662,259	3,845,244	5,079	8,613,615
Accumulated Amortization	-	-	(93,247)	(1,270)	(94,517)
Net book amount	$3,101,033	1,662,259	3,751,997	3,809	$8,519,098

(i)	The charge of the amortization is included in Administrative expenses and Research and development expenses (see notes 24 and 25).